Secured Borrowings (Notes Payable Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 02, 2007	Apr. 30, 2010	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2015 item	Apr. 29, 2010
Secured Borrowings (Textual) [Abstract]
Secured borrowings, net	$ 2,335,328,000	$ 2,254,705,000
Repayment of debt	192,974,000	444,607,000	847,607,000
Class G One Notes Payable [Member]
Secured Borrowings (Textual) [Abstract]
Notes issued				853,000,000
B&B Air Funding issued aircraft lease-backed Class G-1 notes at offering price				99.71282%
Interest payable based on LIBOR				0.77%
Accrued interest on the notes	200,000	200,000
Principal amount of notes repurchased								169,400,000
Principal amounts of repurchased Notes sold to third parties						106,700,000	40,800,000
Proceeds from the sale of repurchased notes						87,300,000
Secured borrowings, net	532,035,000	575,326,000
Repayment of debt	46,400,000	67,500,000
Number Of aircraft financed sold		2
Maturity date of the notes	Nov. 14, 2033
Number of aircraft financed	35		3
Repayment of debt by selling financed aircrafts			38,800,000
Write off of unamortized discount			1,500,000
Service Termination employment percentage of finance, legal and marketing	50.00%
Minimum Period of time to hire replacements for finance, legal and marketing	90 days
Percentage of Servicer that BBAM LP ceases to own, directly or indirectly					50.00%
Percentage of the partnership interests in BBAM LP Summit ceases to own, directly or indirectly					33.33%
Publicly listed entity or other person net worth to not constitute a servicer termination event					100,000,000
Class G One Notes Payable [Member] | Forecast [Member]
Secured Borrowings (Textual) [Abstract]
Number of aircraft subject to sale agreements									6
Note Liquidity Facility [Member]
Secured Borrowings (Textual) [Abstract]
Interest payable based on LIBOR										1.20%
Maximum additional liquidity of credit facility										$ 60,000,000
Commitment fee, percentage					0.40%